UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Distillate U.S. Fundamental Stability & Value ETF

Distillate U.S. Fundamental Stability & Value ETF

Letter to Shareholders

March 31, 2020 (Unaudited)

Dear Distillate Funds Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2019 through March 31, 2020 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of large capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, the DSTL market price return was -10.30% and its Net Asset Value (“NAV”) return was -10.28%. During the current fiscal period, the Index returned -10.12% compared to -12.31% for the S&P 500® index, its primary benchmark. The strongest contributors to the Fund’s relative performance versus the S&P 500 Index over the current fiscal period were the Fund’s holdings of Regeneron Pharmaceuticals, Inc., Citrix Systems, Inc., and Biogen Inc.; as well as the Fund not owning Boeing Company and Exxon Mobil Corporation. The largest detractors from relative performance versus the S&P 500 were the Fund’s holdings of Expedia Group, Inc., and Darden Restaurants, Inc.; as well as the Fund not owning Amazon.com, Inc., NVIDIA Corporation, and Netflix, Inc.

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the Index. As of March 31st, 2020, the Fund’s largest five holdings as a percentage of assets were Apple, Inc. (5.37%), Microsoft Corporation (4.74%), Johnson & Johnson (2.53%), Walmart, Inc. (2.26%) and UnitedHealth Group, Inc. (2.05%). We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate U.S. Fundamental Stability & Value ETF

Letter to Shareholders
March 31, 2020 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using an objective, rules-based methodology based on Distillate Capital’s proprietary fundamental measures of valuation and quality. After the starting universe is screened using Distillate Capital’s quality criteria, the most attractively valued 100 stocks of those remaining securities are included in the Index. The Index is rebalanced quarterly, and stocks are weighted with a blend of equal-weighting and normalized free cash flow-weighting methodologies. Due to corporate actions occurring between reconstitution dates, the Index may include slightly fewer or more than 100 securities.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 5.

Distillate U.S. Fundamental Stability & Value ETF is distributed by Quasar Distributors, LLC.

Distillate U.S. Fundamental Stability & Value ETF

Portfolio Allocation
As of March 31, 2020 (Unaudited)

Sector	Percentage of Net Assets
Manufacturing (b)	48.2%
Finance and Insurance	10.1
Retail Trade	9.6
Information	8.6
Wholesale Trade	6.6
Transportation and Warehousing	4.7
Professional, Scientific, and Technical Services	3.0
Health Care and Social Assistance	2.0
Administrative and Support and Waste Management and Remediation Services	1.5
Management of Companies and Enterprises	1.0
Accommodation and Food Services	1.0
Consumer, Non-cyclical	0.9
Arts, Entertainment, and Recreation	0.7
Industrial	0.7
Real Estate and Rental and Leasing	0.6
Consumer, Cyclical	0.6
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Accommodation and Food Services — 1.0%
5,270	Darden Restaurants, Inc. (a)	$287,004
2,320	Vail Resorts, Inc.	342,687
		629,691
	Administrative and Support and Waste Management and Remediation Services — 1.5%
407	Booking Holdings, Inc. (a)	547,545
2,087	FleetCor Technologies, Inc. (a)	389,309
		936,854
	Arts, Entertainment, and Recreation — 0.7%
10,082	Las Vegas Sands Corporation	428,182
	Consumer, Cyclical — 0.6%
5,370	Hasbro, Inc.	384,223
	Consumer, Non-cyclical — 0.9%
6,142	Alexion Pharmaceuticals, Inc. (a)	551,490
	Finance and Insurance — 10.1%
2,937	Anthem, Inc.	666,816
6,166	Arthur J Gallagher & Company	502,591
1,475	BlackRock, Inc.	648,956
4,702	Cboe Global Markets, Inc.	419,654
10,570	Centene Corporation (a)	627,964
7,275	Intercontinental Exchange, Inc.	587,456
5,436	Nasdaq, Inc.	516,148
5,287	UnitedHealth Group, Inc.	1,318,472
7,560	Visa, Inc. - Class A	1,218,067
		6,506,124
	Health Care and Social Assistance — 2.0%
3,503	Laboratory Corporation of America Holdings (a)	442,744
5,497	Quest Diagnostics, Inc.	441,409
4,038	Universal Health Services, Inc. - Class B	400,085
		1,284,238
	Industrial — 0.7%
7,206	Xylem, Inc.	469,327

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Information — 8.6%
10,750	Activision Blizzard, Inc.	$639,410
5,181	Citrix Systems, Inc.	733,371
19,331	Microsoft Corporation	3,048,692
23,204	Oracle Corporation	1,121,449
		5,542,922
	Management of Companies and Enterprises — 1.0%
4,118	Accenture plc - Class A	672,305
	Manufacturing — 48.2% (b)
4,843	3M Company	661,118
5,929	AMETEK, Inc.	427,007
4,815	Amgen, Inc.	976,145
5,496	Analog Devices, Inc.	492,716
13,594	Apple, Inc.	3,456,818
2,842	Arista Networks, Inc. (a)	575,647
2,823	Biogen, Inc. (a)	893,141
3,538	Broadcom, Inc.	838,860
8,214	Church & Dwight Company, Inc.	527,174
27,953	Cisco Systems, Inc.	1,098,832
10,021	Colgate-Palmolive Company	664,994
3,607	Cummins, Inc.	488,099
7,526	Eastman Chemical Corporation	350,561
5,339	Fortinet, Inc. (a)	540,147
4,256	General Dynamics Corporation	563,111
4,135	Hershey Company	547,887
5,084	Honeywell International, Inc.	680,188
3,833	Illinois Tool Works, Inc.	544,746
23,440	Intel Corporation	1,268,573
9,380	International Business Machines Corporation	1,040,523
12,409	Johnson & Johnson	1,627,192
3,598	KLA Corporation	517,176
8,243	Medtronic plc	743,354
9,498	NetApp, Inc.	395,972
2,123	Northrop Grumman Corporation	642,314
7,982	PACCAR, Inc.	487,940

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Manufacturing — 48.2% (b) (Continued)
5,105	Packaging Corporation of America	$443,267
3,039	Parker-Hannifin Corporation	394,249
12,399	Philip Morris International, Inc.	904,631
4,669	PPG Industries, Inc.	390,328
10,498	Procter & Gamble Company	1,154,780
4,916	Qorvo, Inc. (a)	396,377
3,331	Raytheon Company	436,861
1,769	Regeneron Pharmaceuticals, Inc. (a)	863,785
2,954	Rockwell Automation, Inc.	445,788
4,954	Skyworks Solutions, Inc.	442,789
3,651	Stanley Black & Decker, Inc.	365,100
6,476	Texas Instruments, Inc.	647,147
13,394	Trimble, Inc. (a)	426,331
7,260	Tyson Foods, Inc. - Class A	420,136
6,220	United Technologies Corporation	586,733
3,947	Varian Medical Systems, Inc.	405,199
5,997	Xilinx, Inc.	467,406
2,256	Zebra Technologies Corporation (a)	414,202
4,095	Zimmer Biomet Holdings, Inc.	413,923
		31,069,267
	Professional, Scientific, and Technical Services — 3.0%
10,285	Cognizant Technology Solutions Corporation - Class A	477,944
7,767	Omnicom Group, Inc.	426,408
7,260	Paychex, Inc.	456,799
4,764	VMware, Inc. - Class A	576,921
		1,938,072
	Real Estate and Rental and Leasing — 0.6%
3,764	United Rentals, Inc. (a)	387,316

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Retail Trade — 9.6%
523	AutoZone, Inc. (a)	$442,458
5,576	Home Depot, Inc.	1,041,095
22,211	Kroger Company	668,995
6,580	Lowe’s Companies, Inc.	566,209
5,369	Ross Stores, Inc.	466,942
5,758	Target Corporation	535,321
11,533	TJX Companies, Inc.	551,393
12,787	Walmart, Inc.	1,452,859
1,729	WW Grainger, Inc.	429,657
		6,154,929
	Transportation and Warehousing — 4.7%
7,245	CH Robinson Worldwide, Inc.	479,619
9,999	CSX Corporation	572,943
5,544	Expedia Group, Inc.	311,961
7,274	Expeditors International of Washington, Inc.	485,321
3,473	Norfolk Southern Corporation	507,058
4,918	Union Pacific Corporation	693,635
		3,050,537
	Wholesale Trade — 6.6%
3,570	Advance Auto Parts, Inc.	333,152
5,553	Genuine Parts Company	373,883
8,511	Henry Schein, Inc. (a)	429,976
2,269	Huntington Ingalls Industries, Inc.	413,434
16,139	LKQ Corporation (a)	331,011
7,365	LyondellBasell Industries NV - Class A	365,525
5,161	McKesson Corporation	698,077
7,685	Sysco Corporation	350,667
6,621	TE Connectivity, Ltd.	416,991
6,035	Tractor Supply Company	510,260
		4,222,976
	TOTAL COMMON STOCKS (Cost $72,874,130)	64,228,453

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENT — 0.1%
96,019	First American Government Obligations Fund - Class X, 0.43% (c)	$96,019
	TOTAL SHORT-TERM INVESTMENTS (Cost $96,019)	96,019
	TOTAL INVESTMENTS — 99.9% (Cost $72,970,149)	64,324,472
	Other Assets in Excess of Liabilities — 0.1%	32,992
	NET ASSETS — 100.0%	$64,357,464

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statement of Assets and Liabilities
March 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $72,970,149)	$64,324,472
Receivable for investments sold	617,678
Dividends and interest receivable	55,068
Total assets	64,997,218

LIABILITIES
Payable for capital shares redeemed	618,823
Management fees payable	20,931
Total liabilities	639,754

NET ASSETS	$64,357,464

Net Assets Consist of:
Paid-in capital	$71,606,985
Total distributable earnings (accumulated deficit)	(7,249,521)
Net assets	$64,357,464

Net Asset Value:
Net assets	$64,357,464
Shares outstanding ^	2,600,000
Net asset value, offering and redemption price per share	$24.75

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statement of Operations
For the Six-Months Ended March 31, 2020 (Unaudited)

INCOME
Dividends	$577,275
Interest	277
Total investment income	577,552

EXPENSES
Management fees	116,561
Total expenses	116,561
Net investment income (loss)	460,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,775,390
Change in unrealized appreciation (depreciation) on investments	(10,795,120)
Net realized and unrealized gain (loss) on investments	(9,019,730)
Net increase (decrease) in net assets resulting from operations	$(8,558,739)

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019 *
OPERATIONS
Net investment income (loss)	$460,991	$441,489
Net realized gain (loss) on investments	1,775,390	1,453,306
Change in unrealized appreciation (depreciation) on investments	(10,795,120)	2,149,444
Net increase (decrease) in net assets resulting from operations	(8,558,739)	4,044,239

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(579,630)	(73,994)
Total distribution to shareholders	(579,630)	(73,994)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	44,308,033	59,939,560
Payments for shares redeemed	(14,686,360)	(20,035,645)
Net increase (decrease) in net assets derived from capital share transactions (a)	29,621,673	39,903,915
Net increase (decrease) in net assets	$20,483,304	$43,874,160

NET ASSETS
Beginning of period	$43,874,160	$—
End of period	$64,357,464	$43,874,160

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019 *
	Shares	Shares
Subscriptions	1,525,000	2,325,000
Redemptions	(500,000)	(750,000)
Net increase (decrease)	1,025,000	1,575,00

*	The Fund commenced operations on October 23, 2018. The information presented is for the period from October 23, 2018 to March 31, 2019.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended March 31, 2020 (Unaudited)		Period Ended September 30, 2019 (1)
Net asset value, beginning of period	$27.86		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22		0.38
Net realized and unrealized gain (loss) on investments	(3.03)		2.58
Total from investment operations	(2.81)		2.96

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.30)		(0.10)
Total distributions	(0.30)		(0.10)

Net asset value, end of period	$24.75		$27.86

Total return	-10.28	%(3)	11.93	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$64,357		$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)	0.39	%(4)
Net investment income (loss) to average net assets	1.54	%(4)	1.55	%(4)
Portfolio turnover rate (5)	13	%(3)	69	%(3)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Notes to Financial Statements

March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (the “Index”). The Fund commenced operations on October 23, 2018.

The end of the reporting period for the Fund is March 31, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ACS”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$64,228,453	$—	$—	$64,228,453
Short-Term Investments	96,019	—	—	96,019
Total Investments in Securities	$64,324,472	$—	$—	$64,324,472

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

on net assets or NAV per share and primarily relate to redemptions in-kind. For the period ended September 30, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(2,081,397)	$2,081,397

During the period ended September 30, 2019, the Fund realized $2,081,397 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor. Additionally, the recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $7,546,551 and $12,348,169 respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were were $38,100,330 and $14,682,249, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

Tax cost of investments	$41,954,720
Gross tax unrealized appreciation	3,451,049
Gross tax unrealized depreciation	(1,547,512)
Net tax unrealized appreciation (depreciation)	1,903,537
Undistributed ordinary income	367,495
Undistributed long-term capital gain	—
Accumulated gain (loss)	367,495
Other accumulated gain (loss)	(382,184)
Distributable earnings (accumulated deficit)	$1,888,848

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. The Fund did not defer any late-year losses for the period ended September 30, 2019.

As of September 30, 2019, the Fund had a short-term capital loss carryforward of $382,184. This amount does not have an expiration date.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the period ended September 30, 2019, was:

Ordinary Income
$73,994

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Distillate U.S. Fundamental Stability & Value ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Distillate U.S. Fundamental Stability & Value ETF

Expense Example

For the Six-Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 897.20	$1.85
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.05	$1.97

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

Distillate U.S. Fundamental Stability & Value ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended September 30, 2019, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2019 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://distillatefunds.com/dstl daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://distillatefunds.com/dstl.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Distillate U.S. Fundamental Stability & Value ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website https://distillatefunds.com/dstl.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://distillatefunds.com/dstl.

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Distillate Capital Partners, LLC
53 W Jackson BLVD, Suite 530
Chicago, IL 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpheretta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/09/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	06/09/2020

*	Print the name and title of each signing officer under his or her signature.